Selected Financial Information (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended													4 Months Ended	5 Months Ended	6 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Jun. 30, 2018	[1]	Dec. 31, 2017	Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Jul. 31, 2017	Dec. 31, 2017	Jun. 30, 2018	[1]	Jun. 30, 2017	[1]	Dec. 31, 2016	Mar. 31, 2017 [2]
Quarterly Financial Data [Line Items]
Revenues		$ 74,300			$ 104,453												$ 178,753
Asset impairments			$ 1,215		$ 16,777												$ 16,777 [2]	$ 7,401
Predecessor
Quarterly Financial Data [Line Items]
Revenues	$ 36,263					$ 115,106		$ 160,749	[3],[4]	$ 129,215	[3],[4]	$ 143,722	[3],[4]	$ 167,925	[3],[4]	$ 151,369						$ 440,862
Asset impairments	$ 21,325					$ 163,423	[1]	64,857		$ 253,422		$ 129,562		$ 36,886		$ 184,748 [2]				$ 228,280			$ 484,727
Early Cancellation of Long-Term Vessel Charter Contract | Predecessor
Quarterly Financial Data [Line Items]
Revenues								$ 39,100

[1]	Refer to Note (14) for additional information regarding asset impairment.
[2]	The period August 1, 2017 through December 31, 2017 and the year ended March 31, 2017 included $2.3 million and $2.2 million, respectively, of impairments related to inventory and other non-vessel assets.
[3]	For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.
[4]	Operating income consists of revenues less operating costs and expenses, depreciation, vessel operating leases, goodwill impairment, restructuring charges, asset impairments, general and administrative expenses and gain on asset dispositions, net, of Tidewater's operations. Asset impairments, net, are as follows: